Concentration, Credit and Other Risks (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Consolidated variable interest entities and VIE's subsidiary CNY	Dec. 31, 2013 Consolidated variable interest entities and VIE's subsidiary CNY	Dec. 31, 2012 Consolidated variable interest entities and VIE's subsidiary CNY
Concentration, credit and other risks
Total assets		633,177	501,281
Total liabilities		409,772	312,572
Payable to third parties		270,533	189,803
Payable to Group entities		139,239	122,769
Net revenue	98,957	613,990	492,606	410,803	614,239	492,799	411,084
Net income	3,240	20,107	63,656	58,937	25,133	61,608	23,038
Inter-company service fees paid/payable					11,615	9,278	43,446
Cash flows provided by operating activities	12,441	77,198	166,967	57,685	90,925	151,318	54,966
Cash flows provided by/(used in) investing activities	11,323	70,258	(111,747)	78,960	(97,104)	(87,916)	(67,544)
Effect of exchange rate changes on cash and cash equivalents	69	415	(7,082)	(2,617)	134	(180)	(11)
Net increase/(decrease) in cash and cash equivalents	(5,762)	(35,756)	(25,096)	76,369	(6,045)	63,222	(12,589)
Property and equipment, intangible assets and goodwill of VIEs
Property and equipment, net	14,778	91,694	99,484		91,208	99,296
Intangible assets, net	582	3,610	4,275		3,610	4,275
Goodwill	$ 127	789	789		789	789
Original maturity term of available-for-sale securities which were placed with a financial institution	1 month	1 month